Schedule of Restricted Stock (Details) - $ / shares		1 Months Ended	12 Months Ended
	May 11, 2023	Nov. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation award, granted	201,000	301,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested, beginning of period, shares			20,000
Weighted average grant date price, beginning			$ 3.68
Share-based compensation award, granted			72,500
Weighted average grant date price, granted			$ 4.15
Share-based compensation award, vested			(20,000)
Weighted average grant date price, vested			$ 3.68
Share-based compensation award, forfeited
Weighted average grant date price, forfeited or expired
Nonvested, end of period, shares			72,500
Weighted average grant date price, end			$ 4.15